Claims Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Claims Payable.
Claims unpaid, beginning of period	$ 101,958	$ 76,031
Incurred, related to:
Current period	942,570	55,149
Prior period(s)	882	174
Total incurred	943,452	55,323
Paid, related to:
Current period	794,026	53,366
Prior period(s)	100,177	2,928
Total paid	894,203	56,294
Claims unpaid assumed in acquisitions		26,898
Claims unpaid, end of period	$ 151,207	$ 101,958